Average Annual Total Returns - The Nightview Fund [Default Label]		12 Months Ended	60 Months Ended	82 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.66%	24.01%	21.18%
Performance Inception Date				Mar. 01, 2018
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.02%	14.53%	14.11%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	18.66%	24.01%	21.18%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	11.05%	19.85%	17.83%

[1]	The Fund is the accounting successor to The Nightview Capital Fund, LP - Series B (formerly known as The Worm Capital Fund, LP – Series B), a privately offered fund which employed the same investment strategy as the Fund and was managed by the Fund’s portfolio managers, and for which the Adviser served as the sole adviser (the “Predecessor Fund”). In a transaction consummated on June 21, 2024, the Fund acquired the assets and liabilities of the Predecessor Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to June 21, 2024 represent the performance of the Predecessor Fund. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.
[2]	The S&P 500® Total Return Index is market-cap weighted index of 500 leading US companies covering approximately 80% of available market capitalization and is widely regarded as the best single gauge of large-cap U.S. equities. Total return indices compute the index value based on capital gains plus cash payments such as dividends and interest.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.